Item 1. Schedule of Investments:
--------------------------------
PUTNAM EUROPE EQUITY FUND

QUARTERLY PORTFOLIO HOLDINGS

3-31-05



Putnam Europe Equity Fund
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The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (98.5%) (a)
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Number of shares                                                                                                           Value
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

Austria (1.1%)
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        182,438  Telekom Austria AG                                                                                   $3,579,881
        130,140  Telekom Austria AG 144A                                                                               2,553,666
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                                                                                                                       6,133,547

Belgium (3.4%)
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        159,537  Interbrew SA                                                                                          5,599,668
        102,252  KBC Groupe SA                                                                                         8,643,615
         49,868  Umicore NV/SA (NON)                                                                                   5,074,111
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                                                                                                                      19,317,394

Finland (1.3%)
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        184,100  Orion-Yhtymae OYJ Class B                                                                             2,827,793
        292,600  Sampo OYJ Class A                                                                                     4,258,617
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                                                                                                                       7,086,410

France (21.2%)
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         88,750  Autoroutes du Sud de la France (ASF)                                                                  4,512,887
        150,863  BNP Paribas SA                                                                                       10,713,940
         68,605  Christian Dior SA                                                                                     5,014,811
        307,873  Credit Agricole SA                                                                                    8,389,698
        399,192  France Telecom SA                                                                                    11,983,125
        179,539  France Telecom SA 144A                                                                                5,389,482
         95,742  Lagardere SCA                                                                                         7,265,937
         25,617  Pernod-Ricard SA                                                                                      3,585,257
         72,729  Renault SA                                                                                            6,511,831
          7,229  Renault SA 144A                                                                                         647,252
         53,253  Schneider Electric SA                                                                                 4,183,277
         17,631  Societes Des Autoroutes Paris-Rhin-Rhone (NON)                                                          987,485
         38,860  Societes Des Autoroutes Paris-Rhin-Rhone 144A (NON)                                                   2,176,488
         93,565  Total SA                                                                                             21,946,583
        328,351  Veolia Environnement                                                                                 11,674,297
        444,479  Vivendi Universal SA                                                                                 13,648,699
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                                                                                                                     118,631,049

Germany (5.4%)
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        128,100  BASF AG                                                                                               9,097,364
         90,700  Metro AG                                                                                              4,880,775
         52,190  Premiere AG 144A (NON)                                                                                2,166,878
         68,400  Schwarz Pharma AG                                                                                     3,022,117
        139,480  Siemens AG                                                                                           11,032,947
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                                                                                                                      30,200,081

Greece (0.9%)
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         40,100  National Bank of Greece SA                                                                            1,360,070
        103,310  National Bank of Greece SA 144A                                                                       3,503,960
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                                                                                                                       4,864,030

Hungary (0.9%)
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        150,307  OTP Bank Rt.                                                                                          5,153,772

Ireland (3.6%)
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        305,556  Allied Irish Banks PLC                                                                                6,412,681
        183,896  CRH PLC                                                                                               4,832,031
        310,520  Depfa Bank PLC                                                                                        4,922,953
      1,574,216  Eircom Group PLC                                                                                      4,152,758
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                                                                                                                      20,320,423

Italy (2.5%)
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        694,750  Banca Intesa SpA                                                                                      3,200,524
      1,082,246  IntesaBCI SpA                                                                                         5,513,004
        365,327  Mediaset SpA                                                                                          5,269,641
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                                                                                                                      13,983,169

Morocco (0.1%)
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         81,960  Maroc Telecom 144A (NON)                                                                                788,152

Netherlands (12.1%)
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        121,540  IHC Caland NV                                                                                         7,739,120
        313,470  ING Groep NV                                                                                          9,491,354
        436,765  Koninklijke (Royal) KPN NV                                                                            3,916,275
        694,390  Koninklijke (Royal) KPN NV 144A                                                                       6,226,283
        283,924  Koninklijke (Royal) Philips Electronics NV                                                            7,840,384
        661,304  Koninklijke Ahold NV (NON)                                                                            5,551,495
        367,937  Royal Dutch Petroleum Co.                                                                            22,051,546
        122,392  Royal Numico NV (NON)                                                                                 5,019,568
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                                                                                                                      67,836,025

Norway (1.7%)
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         71,742  Norsk Hydro ASA                                                                                       5,944,308
        186,360  Smedvig ASA Class A                                                                                   3,513,385
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                                                                                                                       9,457,693

Spain (2.5%)
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         97,758  Altadis SA                                                                                            4,008,002
        246,156  Iberdrola SA                                                                                          6,455,173
        185,186  Indra Sistemas SA Class A                                                                             3,330,585
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                                                                                                                      13,793,760

Sweden (6.5%)
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        542,400  Assa Abloy AB Class B                                                                                 7,703,232
        185,050  Hennes & Mauritz AB Class B                                                                           6,386,291
        942,000  Nordea AB                                                                                             9,565,557
        123,740  SKF AB Class B                                                                                        5,808,111
      2,487,522  Telefonaktiebolaget LM Ericsson AB Class B                                                            7,030,291
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                                                                                                                      36,493,482

Switzerland (15.4%)
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        261,958  Credit Suisse Group                                                                                  11,288,640
         43,793  Nestle SA                                                                                            12,026,904
        417,159  Novartis AG                                                                                          19,534,636
        157,289  Roche Holding AG                                                                                     16,922,163
         24,017  Swatch Group AG (The) Class B                                                                         3,313,524
        106,812  Swiss Re                                                                                              7,677,449
         97,484  UBS AG                                                                                                8,262,743
         41,572  Zurich Financial Services AG                                                                          7,322,896
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                                                                                                                      86,348,955

United Kingdom (19.9%)
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        171,521  AstraZeneca PLC                                                                                       6,760,137
      1,043,139  Barclays PLC                                                                                         10,662,606
        361,897  Burberry Group PLC                                                                                    2,800,031
        640,095  Diageo PLC                                                                                            9,022,090
      1,881,690  International Power PLC                                                                               6,372,813
      1,277,239  Lloyds TSB Group PLC                                                                                 11,535,169
        272,049  Reckitt Benckiser PLC                                                                                 8,645,638
        107,522  Rio Tinto PLC                                                                                         3,475,932
        319,285  Royal Bank of Scotland Group PLC                                                                     10,158,849
        150,059  Royal Bank of Scotland Group PLC 144A                                                                 4,774,502
        613,209  Shell Transport & Trading Co. PLC                                                                     5,503,336
      1,318,296  Tesco PLC                                                                                             7,883,345
      9,016,406  Vodafone Group PLC                                                                                   23,935,015
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                                                                                                                     111,529,463
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                 Total Common stocks  (cost $444,548,764)                                                           $551,937,405
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Short-term investments (0.6%) (a) (cost $3,344,517)
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Principal amount                                                                                                           Value
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     $3,344,517  Putnam Prime Money Market Fund (e)                                                                   $3,344,517
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                 Total Investments (cost $447,893,281) (b)                                                          $555,281,922
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $560,089,611.

(b) The aggregate identified cost on a tax basis is $455,625,883, resulting in gross unrealized appreciation and depreciation of $103,498,881 and $3,842,842, respectively, or net unrealized appreciation of $99,656,039.

(NON) Non-income-producing security.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $70,771 for the period ended March 31, 2005. During the period ended March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $147,138,254 and $151,296,394, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The fund had the following industry group concentration greater than 10% at March 31, 2005 (as a percentage of net assets):

Banking                            18.7%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: May 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: May 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: May 27, 2005